Stock-Based Compensation and Employee Stock Purchase Program	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation and Employee Stock Purchase Program
12.
Stock-Based Compensation and Employee Stock Purchase Program

Stock Incentive Plans

The Company has two equity incentive plans: the 2006 Stock Plan (“2006 Plan”) and the 2015 Omnibus Equity Incentive Plan (“2015 Plan”).

In 2006, the Company adopted the 2006 Plan, which provided for the granting of stock options to executives, employees, and other service providers under terms and provisions established by the Board of Directors. The Company granted non-statutory stock options (“NSOs”) under the 2006 Plan until May 2015, when it was terminated as to future awards, although it continues to govern the terms of options that remain outstanding and were issued under the 2006 Plan. The 2015 Plan became effective upon the Company’s IPO in May 2015 and all shares that were reserved, but not issued, under the 2006 Plan were assumed by the 2015 Plan. Upon effectiveness, the 2015 Plan had 3,860 shares of common stock reserved for future issuance, which included 259 that were transferred to and assumed by the 2015 Plan. The 2015 Plan provides for automatic annual increases in shares available for grant. In addition, shares subject to awards under the 2006 Plan that are forfeited or canceled will be added to the 2015 Plan. The maximum number of shares that may be awarded to any individual employee, including our directors and officers, during any calendar year was 9,375 shares. The 2015 Plan provides for the grant of incentive stock options (“ISOs”), NSOs, restricted stock awards, stock units, stock appreciation rights, and other forms of equity compensation, all of which may be granted to employees, officers, non-employee directors, and consultants. The exercise price for ISOs and NSOs will be granted at a price per share not less than the fair value of our common stock at the date of grant. Options granted generally vest over a four-year period; however, there might be alternative vesting schedules, as approved by the Board. Options granted, once vested, are generally exercisable for up to 10 years, after grant to the extent vested.

On June 25, 2024, the shareholders approved an amendment to the Company’s 2015 Plan that increased the number of shares of common stock that may be issued under the 2015 Plan by 200,000 shares and increased the maximum number of shares of common stock issuable to employees, including our officers and directors, in any fiscal year from 9,375 shares to 50,000 shares. On February 2, 2022, former president and chief executive officer of the Company, Stanley Jacot, Jr. was hired. The Company granted Mr. Jacot an inducement stock option to purchase 7,902 shares of the Company’s common stock pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules. The Company filed a registration statement on Form S-8 to register the issuance of shares upon exercise of this inducement stock option. The inducement options grants were issued outside of the 2015 Plan, but are subject to the terms and conditions of the 2015 Plan. As of September 30, 2024, a total of 338,248 shares of common stock were reserved for issuance under the 2015 Plan, of which 127,725 shares of common stock are available for future grant.

As of September 30, 2024, a total of 102 and 210,523 options are outstanding under the 2006 and 2015 Plans, respectively. As of December 31, 2023, a total of 102 and 71,609 options were outstanding under the 2006 and 2015 Plans, respectively. A total of 6,949 and 8,366 inducement options were outstanding as of September 30, 2024 and December 31, 2023, respectively.

The following is a summary of stock option information and weighted average exercise prices under the Company’s stock incentive plans (in thousands, except share data and price per share):

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding — Balance at December 31, 2023	80,078	$85.30	$—
Options granted	158,000	2.71	—
Options forfeited	(7,927)	19.08	$397
Options expired	(12,576)	170.08	—
Outstanding — Balance at September 30, 2024	217,575	$22.83	$3,140
Vested and expected to vest — September 30, 2024	198,542	$24.68	$2,778
Exercisable — September 30, 2024	50,515	$84.37	$—

Aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of the Company’s common stock determined by its Board of Directors for each of the respective periods.

As of September 30, 2024, there was $524,000 of unrecognized compensation cost related to unvested stock-based compensation grants that will be recognized over the weighted-average remaining recognition period of 1.4 years.

In determining the fair value of the stock-based awards, the Company uses the Black-Scholes option-pricing model and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Expected Term—The expected term is the estimated period of time outstanding for stock options granted and was estimated based on a simplified method allowed by the SEC, and defines the term as the average of the contractual term of the options and the weighted-average vesting period for all open employee awards.

Expected Volatility—The historical volatility data was computed using the daily closing prices for the Company’s shares during the equivalent period of the calculated expected term of the stock-based awards.

Risk-Free Interest Rate—The risk-free interest rate is based on the interest rate of U.S. Treasuries of comparable maturities on the date the options were granted.

Expected Dividend—The expected dividend yield is based on the Company’s expectation of future dividend payouts to common stockholders.

The fair value of stock option awards was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumption:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Expected term (years)	8.04	—	8.04	7.06
Expected volatility	101.31%	—	101.31%	124%
Risk-free interest rate	3.77%	—	3.77%	3.61%
Dividend yield	—	—	—	—

The Company recognized $155,000 and $395,000 of compensation expense for stock options awards during the three and nine months ended September 30, 2024, respectively. The Company recognized $162,000 and $573,000 of compensation expense for stock options awards during the three and nine months ended September 30, 2023, respectively.

Employee Stock Purchase Plan

The Company’s 2015 Employee Stock Purchase Plan (“ESPP”) became effective on May 14, 2015. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount of up to 15% of their eligible compensation through payroll deductions, subject to any plan limitations. After the first offering period, which began on May 14, 2015 and ended on February 1, 2016, the ESPP provides for six-month offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last day of the offering period. As of September 30, 2024, the number of shares of common stock reserved for future issuance under the ESPP is 3,209. The ESPP provides for automatic annual increases in the shares available for purchase beginning on January 1, 2016. As of September 30, 2024, 8,073 shares had been issued under the ESPP. The Company recorded $2,000 and $6,000 of ESPP related compensation expense during the three and nine months ended September 30, 2024, respectively. The Company recorded $7,000 and $12,000 of ESPP related compensation expense during the three and nine months ended September 30, 2023, respectively.

Note 12. Stock-Based Compensation and Employee Stock Purchase Program

Stock Incentive Plans

The Company has two equity incentive plans: the 2006 Stock Plan (“2006 Plan”) and the 2015 Omnibus Equity Incentive Plan (“2015 Plan”).

In 2006, the Company adopted the 2006 Plan, which provided for the granting of stock options to executives, employees, and other service providers under terms and provisions established by the Board of Directors. The Company granted non-statutory stock options (“NSOs”) under the 2006 Plan until May 2015, when it was terminated as to future awards, although it continues to govern the terms of options that remain outstanding and were issued under the 2006 Plan. The 2015 Plan became effective upon the Company’s IPO in May 2015 and all shares that were reserved, but not issued, under the 2006 Plan were assumed by the 2015 Plan. Upon effectiveness, the 2015 Plan had 3,860 shares of common stock reserved for future issuance, which included 259 that were transferred to and assumed by the 2015 Plan. The 2015 Plan provides for automatic annual increases in shares available for grant. In addition, shares subject to awards under the 2006 Plan that are forfeited or canceled will be added to the 2015 Plan. The 2015 Plan provides for the grant of incentive stock options (“ISOs”), NSOs, restricted stock awards, stock units, stock appreciation rights, and other forms of equity compensation, all of which may be granted to employees, officers, non-employee directors, and consultants. The exercise price for ISOs and NSOs will be granted at a price per share not less than the fair value of our common stock at the date of grant. Options granted generally vest over a four-year period; however, there might be alternative vesting schedules, as approved by the Board. Options granted, once vested, are generally exercisable for up to 10 years, after grant to the extent vested.

In June 2019, the shareholders approved an amendment to the Company’s 2015 Plan for a one-time increase to the number of shares of common stock that may be issued under the 2015 Plan by 3,000 shares. On February 2, 2022, Stanley Jacot, Jr. was hired as the new president and chief executive officer of the Company. The Company granted Mr. Jacot an inducement stock option to purchase 7,902 shares of the Company’s common stock pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules. The Company has filed a registration statement on Form S-8 to register the issuance of shares upon exercise of this inducement stock option. The inducement options grants have been issued outside of the 2015 Plan, but are subject to the terms and conditions of the 2015 Plan. As of December 31, 2023, a total of 86,835 shares of common stock were reserved for issuance under the 2015 Plan, of which 15,226 shares of common stock are available for future grant. As of December 31, 2023, a total of 102 and 71,609 options were outstanding under the 2006 and 2015 Plans, respectively. As of December 31, 2022, a total of 103 and 51,421 options were outstanding under the 2006 and 2015 Plans, respectively. A total of 8,366 and 8,477 inducement options were outstanding as of December 31, 2023 and 2022, respectively.

The following is a summary of stock option information and weighted average exercise prices under the Company’s stock incentive plans (in thousands, except share data and price per share):

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding — Balance at December 31, 2021	35,554	$211.20	$—
Options granted	33,408	44.00	11,880
Options exercised	—	—	—
Options forfeited	(6,658)	91.60	—
Options expired	(2,302)	644.80	—
Outstanding — Balance at December 31, 2022	60,002	114.80	—
Options granted	26,021	6.38	—
Options exercised	—	—	—
Options forfeited	(5,644)	29.58	39,062
Options expired	(301)	121.05	—
Outstanding — Balance at December 31, 2023	80,078	85.30	—
Vested and expected to vest — December 31, 2023	74,608	89.85	—
Exercisable —December 31, 2023	41,735	$139.82	$—

Aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of the Company’s common stock determined by its Board of Directors for each of the respective periods.

As of December 31, 2023, there was $623,000 of unrecognized compensation cost related to unvested stock-based compensation grants that will be recognized over the weighted-average remaining recognition period of 2.1 years.

In determining the fair value of the stock-based awards, the Company uses the Black-Scholes option-pricing model and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Expected Term—The expected term is the estimated period of time outstanding for stock options granted and was estimated based on a simplified method allowed by the SEC, and defines the term as the average of the contractual term of the options and the weighted-average vesting period for all open employee awards.

Expected Volatility—The historical volatility data was computed using the daily closing prices for the Company’s shares during the equivalent period of the calculated expected term of the stock-based awards.

Risk-Free Interest Rate—The risk-free interest rate is based on the interest rate of U.S. Treasuries of comparable maturities on the date the options were granted.

Expected Dividend—The expected dividend yield is based on the Company’s expectation of future dividend payouts to common stockholders.

The fair value of stock option awards was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumption:

	Year Ended December 31,
Assumptions	2023	2022
Expected term (years)	7.06	6.40
Expected volatility	124%	122%
Risk-free interest rate	3.61%	2.61%
Expected dividend yield	—	—

The weighted-average, estimated grant date fair value of employee stock options granted during the years ended December 31, 2023 and 2022 was $5.72 and $38.50, respectively. The Company recognized $717,000 and $1.1 million of compensation expense for stock options awards for the years ended December 31, 2023 and 2022, respectively.

Employee Stock Purchase Plan

The Company’s 2015 Employee Stock Purchase Plan (“ESPP”) became effective on May 14, 2015. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount of up to 15% of their eligible compensation through payroll deductions, subject to any plan limitations. After the first offering period, which began on May 14, 2015 and ended on February 1, 2016, the ESPP provides for six-month offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last day of the offering period. As of December 31, 2023, the number of shares of common stock reserved for future issuance under the ESPP were 7,265. The ESPP provides for automatic annual increases in the shares available for purchase beginning on January 1, 2016. As of December 31, 2023, 3,468 shares had been issued under the ESPP. The Company recorded $6,000 and $4,000 of ESPP related compensation expense for the years ended December 31, 2023 and 2022, respectively.